Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Prime Reserve Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000316968
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 1, 2011
Prospectus Date	rr_ProspectusDate	Oct 1, 2011

T. Rowe Price Prime Reserve Fund, Inc.
T. Rowe Price Prime Reserve Fund
Investment Objective
The fund's goals are preservation of capital, liquidity, and, consistent with these, the highest possible current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		T. Rowe Price Prime Reserve Fund, Inc.
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee		none
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		T. Rowe Price Prime Reserve Fund, Inc.
Management fees		0.35%
Distribution and service (12b-1) fees		none
Other expenses		0.23%
Total annual fund operating expenses	[1]	0.58%
[1]	The figure shown under "Total annual fund operating expenses" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure includes the effect of voluntary management fee waivers.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price Prime Reserve Fund, Inc.	59	186	324	726

Investments, Risks, and Performance Principal Investment Strategies

The fund is a money fund managed in compliance with Rule 2a-7 under the Investment Company Act of 1940 . The fund is managedto provide a stable share price of  $1.00 by investing in high-quality, U.S. dollar-denominated money market securities. The fund's weighted average maturity will not exceed 60 days , the fund's weighted average life will not exceed 120 days , and the fund will not purchase any security with a maturity longer than what is permitted under Rule 2a-7. When calculating its weighted average maturity, thefund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. Thefund may not take into account these resets when calculating its weighted average life.

The fund buys securities within the two highest short-term rating categories assigned by established credit rating agencies or, if unrated, deemed to be of comparable quality by T. Rowe Price. All securities purchased by the fund present minimal credit risk in the opinion of T. Rowe Price.In selecting securities for the fund, the portfolio manager may examine relationships among yields of various types and maturities of money market securities in the context of interest rate outlooks. Its yield will fluctuate with changes in short-term interest rates.

The fund may invest in municipal money market securities issued by state and local governments as well as money market securities issued by foreign companies and financial institutions, which include U.S. dollar-denominated money market securities traded outside of the U.S. and U.S. dollar-denominated money market securities of foreign issuers traded in the U.S.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or to shift assets into and out of higher-yielding securities.

Principal Risks

As with any mutual fund, there can be no guarantee the fund will achieve its objective. Although the fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the fund. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Recently, money market funds have experienced significant pressures from shareholder redemptions, issuer credit downgrades ,illiquid markets, and historically low yields on the securities they can hold. There have been a very small number of money funds in other fund complexes that have "broken the buck," which means that those fund's investors did not receive  $1.00 per share for their investment in those funds. You should be aware that the fund's investment adviser is under no obligation to provide financial support to the fund or take other measures to ensure that you receive  $1.00 per share for your investment in the fund.The potential for realizing a loss of principal in the fund could derive from:

Credit risk  This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Rule 2a-7 under the Investment Company Act of 1940 requires that money funds invest in securities rated in the highest two credit categories. However, the credit quality of the securities held by the fund may change rapidly in certain market environments.

Interest rate risk  This is the risk that a decline in interest rates will lower a fund's yield, or that a rise in the overall level of interest rates will cause a decline in the prices of fixed income securities held by a fund. The fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the fund would have to reinvest at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or yields on par with historical levels. In addition, the recent adoption of more stringent regulations governing the management of money funds could have a negative effect on the fund's yield and the fund's investment adviser may choose to discontinue its voluntary waiver of the fund's management fee at any time.

Liquidity risk  This is the risk that thefund may not be able to sell a holdingin a timely manner at a desired price. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, which could cause the fund to liquidate its assets at inopportune times or at a depressed value and affect the fund's ability to maintain a  $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

Municipal securities risk  This is the risk that the fund's investments in municipal securities may be adversely affected by changes in the financial condition of certain municipal securities issuers, as well as by events such as unfavorable legislative or political developments that impact the overall municipal securities markets or certain sectors of the municipal securities market. The secondary market for certain municipal securities tends to be less developed and liquid than many other securities markets.

Foreign investing risk  This is the risk that the fund's investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next. The fund's past performance is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Prime Reserve Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	3/31/01	1.34%
Worst Quarter	12/31/10	0.00%
The fund's return for the six months ended 6/30/11 was 0.01%.
Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns -	1 Year	5 Years	10 Years
T. Rowe Price Prime Reserve Fund, Inc.	0.01%	2.42%	2.15%
T. Rowe Price Prime Reserve Fund, Inc. Lipper Money Market Funds Average	0.03%	2.20%	1.90%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Prime Reserve Fund, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
T. Rowe Price Prime Reserve Fund, Inc. | T. Rowe Price Prime Reserve Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFee	20	[1]
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.58%	[2]
1 year	rr_ExpenseExampleYear01	59
3 years	rr_ExpenseExampleYear03	186
5 years	rr_ExpenseExampleYear05	324
10 years	rr_ExpenseExampleYear10	726
Annual Return 2001	rr_AnnualReturn2001	3.92%
Annual Return 2002	rr_AnnualReturn2002	1.39%
Annual Return 2003	rr_AnnualReturn2003	0.60%
Annual Return 2004	rr_AnnualReturn2004	0.81%
Annual Return 2005	rr_AnnualReturn2005	2.71%
Annual Return 2006	rr_AnnualReturn2006	4.56%
Annual Return 2007	rr_AnnualReturn2007	4.87%
Annual Return 2008	rr_AnnualReturn2008	2.55%
Annual Return 2009	rr_AnnualReturn2009	0.19%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	2.15%
T. Rowe Price Prime Reserve Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Prime Reserve Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund's goals are preservation of capital, liquidity, and, consistent with these, the highest possible current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a money fund managed in compliance with Rule 2a-7 under the Investment Company Act of 1940 . The fund is managedto provide a stable share price of  $1.00 by investing in high-quality, U.S. dollar-denominated money market securities. The fund's weighted average maturity will not exceed 60 days , the fund's weighted average life will not exceed 120 days , and the fund will not purchase any security with a maturity longer than what is permitted under Rule 2a-7. When calculating its weighted average maturity, thefund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. Thefund may not take into account these resets when calculating its weighted average life.

The fund buys securities within the two highest short-term rating categories assigned by established credit rating agencies or, if unrated, deemed to be of comparable quality by T. Rowe Price. All securities purchased by the fund present minimal credit risk in the opinion of T. Rowe Price.In selecting securities for the fund, the portfolio manager may examine relationships among yields of various types and maturities of money market securities in the context of interest rate outlooks. Its yield will fluctuate with changes in short-term interest rates.

The fund may invest in municipal money market securities issued by state and local governments as well as money market securities issued by foreign companies and financial institutions, which include U.S. dollar-denominated money market securities traded outside of the U.S. and U.S. dollar-denominated money market securities of foreign issuers traded in the U.S.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or to shift assets into and out of higher-yielding securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there can be no guarantee the fund will achieve its objective. Although the fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the fund. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Recently, money market funds have experienced significant pressures from shareholder redemptions, issuer credit downgrades ,illiquid markets, and historically low yields on the securities they can hold. There have been a very small number of money funds in other fund complexes that have "broken the buck," which means that those fund's investors did not receive  $1.00 per share for their investment in those funds. You should be aware that the fund's investment adviser is under no obligation to provide financial support to the fund or take other measures to ensure that you receive  $1.00 per share for your investment in the fund.The potential for realizing a loss of principal in the fund could derive from:

Credit risk  This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Rule 2a-7 under the Investment Company Act of 1940 requires that money funds invest in securities rated in the highest two credit categories. However, the credit quality of the securities held by the fund may change rapidly in certain market environments.

Interest rate risk  This is the risk that a decline in interest rates will lower a fund's yield, or that a rise in the overall level of interest rates will cause a decline in the prices of fixed income securities held by a fund. The fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the fund would have to reinvest at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or yields on par with historical levels. In addition, the recent adoption of more stringent regulations governing the management of money funds could have a negative effect on the fund's yield and the fund's investment adviser may choose to discontinue its voluntary waiver of the fund's management fee at any time.

Liquidity risk  This is the risk that thefund may not be able to sell a holdingin a timely manner at a desired price. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, which could cause the fund to liquidate its assets at inopportune times or at a depressed value and affect the fund's ability to maintain a  $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

Municipal securities risk  This is the risk that the fund's investments in municipal securities may be adversely affected by changes in the financial condition of certain municipal securities issuers, as well as by events such as unfavorable legislative or political developments that impact the overall municipal securities markets or certain sectors of the municipal securities market. The secondary market for certain municipal securities tends to be less developed and liquid than many other securities markets.

Foreign investing risk  This is the risk that the fund's investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next. The fund's past performance is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Prime Reserve Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	3/31/01	1.34%
Worst Quarter	12/31/10	0.00%
		The fund's return for the six months ended 6/30/11 was 0.01%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .
T. Rowe Price Prime Reserve Fund, Inc. | Lipper Money Market Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	2.20%
10 Years	rr_AverageAnnualReturnYear10	1.90%

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	The figure shown under "Total annual fund operating expenses" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure includes the effect of voluntary management fee waivers.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 1, 2011